Voya Short Term Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2020 (Unaudited)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 45.6%
	Basic Materials: 1.3%
210,000(1)	Anglo American Capital PLC, 4.125%, 04/15/2021	$211,689	0.1
29,000	Ashland LLC, 4.750%, 08/15/2022	30,432	0.0
300,000	CF Industries, Inc., 3.450%, 06/01/2023	313,125	0.2
293,000(1)	Cleveland-Cliffs, Inc., 4.875%, 01/15/2024	299,043	0.1
231,000	Eastman Chemical Co., 3.500%, 12/01/2021	237,334	0.1
300,000	Freeport-McMoRan, Inc., 3.875%, 03/15/2023	313,590	0.2
126,000	Nucor Corp., 2.000%, 06/01/2025	133,548	0.1
500,000	Nutrien Ltd., 3.150%, 10/01/2022	520,270	0.2
300,000(1)	SPCM SA, 4.875%, 09/15/2025	309,750	0.1
300,000(1)	Tronox, Inc., 6.500%, 05/01/2025	321,375	0.2
		2,690,156	1.3

	Communications: 3.3%
230,000	Alibaba Group Holding Ltd., 2.800%, 06/06/2023	242,109	0.1
220,000	Alphabet, Inc., 0.450%, 08/15/2025	220,595	0.1
400,000	AMC Networks, Inc., 5.000%, 04/01/2024	407,000	0.2
210,000	AT&T, Inc., 4.050%, 12/15/2023	232,457	0.1
285,000	Baidu, Inc., 3.875%, 09/29/2023	307,618	0.2
491,000	Booking Holdings, Inc., 4.100%, 04/13/2025	557,276	0.3
250,000	CenturyLink, Inc., 6.450%, 06/15/2021	255,303	0.1
200,000	Comcast Corp., 3.950%, 10/15/2025	229,876	0.1
200,000	CSC Holdings LLC, 5.875%, 09/15/2022	212,125	0.1
311,000	Fox Corp., 4.030%, 01/25/2024	342,665	0.2
250,000	Hughes Satellite Systems Corp., 7.625%, 06/15/2021	256,563	0.1
248,000	Interpublic Group of Cos, Inc./The, 3.750%, 10/01/2021	254,249	0.1
300,000	Level 3 Financing, Inc., 5.375%, 01/15/2024	303,434	0.2
400,000(1)	Netflix, Inc., 3.625%, 06/15/2025	429,046	0.2
250,000(1)	Plantronics, Inc., 5.500%, 05/31/2023	251,404	0.1
250,000(1)	Sirius XM Radio, Inc., 3.875%, 08/01/2022	254,063	0.1
250,000(1)	Sirius XM Radio, Inc., 4.625%, 07/15/2024	259,375	0.1
300,000	Sprint Communications, Inc., 6.000%, 11/15/2022	325,125	0.2
230,000(1)	T-Mobile USA, Inc., 3.500%, 04/15/2025	254,375	0.1
250,000	T-Mobile USA, Inc., 4.000%, 04/15/2022	258,591	0.1
300,000(1)	Univision Communications, Inc., 5.125%, 02/15/2025	302,813	0.1
232,000	Verizon Communications, Inc., 0.850%, 11/20/2025	233,879	0.1
178,000	Verizon Communications, Inc., 2.450%, 11/01/2022	183,981	0.1
400,000	Walt Disney Co/The, 4.000%, 10/01/2023	437,805	0.2
		7,011,727	3.3

	Consumer, Cyclical: 5.5%
128,000(1)	1011778 BC ULC / New Red Finance, Inc., 4.250%, 05/15/2024	130,688	0.1
208,000	American Honda Finance Corp., 0.650%, 09/08/2023	209,383	0.1
259,000	American Honda Finance Corp., 0.875%, 07/07/2023	262,233	0.1
265,000	American Honda Finance Corp., 2.050%, 01/10/2023	274,102	0.1
300,000(1)	Avient Corp., 5.750%, 05/15/2025	319,125	0.2
313,000(1)	BMW US Capital LLC, 3.400%, 08/13/2021	318,906	0.1
203,000(1)	BMW US Capital LLC, 3.900%, 04/09/2025	228,629	0.1
514,000(1)	Daimler Finance North America LLC, 3.400%, 02/22/2022	531,018	0.3
400,000(1)	Dana Financing Luxembourg Sarl, 5.750%, 04/15/2025	416,250	0.2
160,000	Delta Air Lines 2019-1 Class A Pass Through Trust, 3.404%, 10/25/2025	157,898	0.1
143,223	Delta Air Lines 2020-1 Class A Pass Through Trust, 2.500%, 12/10/2029	136,532	0.1
124,000(1)	Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.500%, 10/20/2025	132,581	0.1
400,000	Ford Motor Credit Co. LLC, 5.584%, 03/18/2024	432,000	0.2
219,000	General Motors Financial Co., Inc., 1.700%, 08/18/2023	224,769	0.1

Voya Short Term Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2020 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: (continued)
300,000	Goodyear Tire & Rubber Co., 5.125%, 11/15/2023	$300,750	0.1
300,000(1)	Hilton Domestic Operating Co., Inc., 5.375%, 05/01/2025	319,050	0.1
300,000	KB Home, 7.625%, 05/15/2023	332,250	0.2
300,000	Lennar Corp., 4.500%, 04/30/2024	332,062	0.2
250,000(1)	Lions Gate Capital Holdings LLC, 6.375%, 02/01/2024	257,029	0.1
300,000	MGM Resorts International, 6.000%, 03/15/2023	322,500	0.2
300,000(1)	Navistar International Corp., 9.500%, 05/01/2025	337,312	0.2
200,000(1)	Nissan Motor Acceptance Corp., 3.875%, 09/21/2023	213,553	0.1
214,000(1)	Nissan Motor Co. Ltd., 3.522%, 09/17/2025	229,616	0.1
272,000	PACCAR Financial Corp., 0.350%, 08/11/2023	271,909	0.1
285,000(1)	Panasonic Corp., 2.536%, 07/19/2022	293,044	0.1
558,000	Ross Stores, Inc., 4.600%, 04/15/2025	644,216	0.3
250,000(1)	Six Flags Entertainment Corp., 4.875%, 07/31/2024	251,130	0.1
250,000(1)	Taylor Morrison Communities, Inc. / Taylor Morrison Holdings II, Inc., 5.625%, 03/01/2024	269,062	0.1
138,000	Tempur Sealy International, Inc., 5.625%, 10/15/2023	140,746	0.1
400,000	Toll Brothers Finance Corp., 5.875%, 02/15/2022	417,000	0.2
200,000(1)	Toyota Industries Corp., 3.110%, 03/12/2022	205,891	0.1
510,000	Toyota Motor Credit Corp., 0.346%, (US0003M + 0.125%), 08/13/2021	510,279	0.2
209,000	Toyota Motor Credit Corp., 0.450%, 07/22/2022	209,619	0.1
300,000	Toyota Motor Credit Corp., 0.500%, 08/14/2023	301,590	0.1
203,000	Toyota Motor Credit Corp., 0.350%, 10/14/2022	203,597	0.1
400,000	TRI Pointe Group, Inc. / TRI Pointe Homes, Inc., 5.875%, 06/15/2024	437,850	0.2
400,000(1)	William Carter Co/The, 5.500%, 05/15/2025	425,544	0.2
344,000	WW Grainger, Inc., 1.850%, 02/15/2025	362,452	0.2
250,000(1)	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 4.250%, 05/30/2023	254,106	0.1
		11,616,271	5.5

	Consumer, Non-cyclical: 6.7%
490,000	AbbVie, Inc., 2.150%, 11/19/2021	497,960	0.2
245,000	AbbVie, Inc., 2.300%, 11/21/2022	254,089	0.1
85,000	AbbVie, Inc., 2.900%, 11/06/2022	88,946	0.0
198,000	AbbVie, Inc., 3.375%, 11/14/2021	203,349	0.1
241,000	AbbVie, Inc., 3.450%, 03/15/2022	248,611	0.1
250,000	Acadia Healthcare Co., Inc., 6.500%, 03/01/2024	256,224	0.1
300,000	ADT Security Corp./The, 4.125%, 06/15/2023	320,408	0.2
285,000	Altria Group, Inc., 2.850%, 08/09/2022	296,050	0.1
117,000	Altria Group, Inc., 3.490%, 02/14/2022	121,009	0.1
206,000	Anheuser-Busch InBev Worldwide, Inc., 4.150%, 01/23/2025	234,646	0.1
195,000	Anthem, Inc., 2.375%, 01/15/2025	208,640	0.1
333,000	BAT International Finance PLC, 1.668%, 03/25/2026	341,036	0.2
300,000(1)	Bausch Health Cos, Inc., 6.125%, 04/15/2025	309,498	0.2
202,000	Boston Scientific Corp., 1.900%, 06/01/2025	212,271	0.1
249,000	Bristol-Myers Squibb Co., 0.750%, 11/13/2025	250,823	0.1
275,000	Bunge Ltd. Finance Corp., 1.630%, 08/17/2025	284,343	0.1
254,000	Cardinal Health, Inc., 2.616%, 06/15/2022	261,556	0.1
81,000(1)	Cargill, Inc., 1.375%, 07/23/2023	83,048	0.0
188,000	Constellation Brands, Inc., 3.200%, 02/15/2023	198,710	0.1
87,000	CVS Health Corp., 3.700%, 03/09/2023	93,159	0.0
490,000	DH Europe Finance II Sarl, 2.050%, 11/15/2022	505,606	0.2
200,000	Diageo Capital PLC, 1.375%, 09/29/2025	205,880	0.1
111,000	Evernorth Health, Inc., 3.900%, 02/15/2022	115,114	0.1
712,000	General Mills, Inc., 3.150%, 12/15/2021	726,002	0.3
200,000	Gilead Sciences, Inc., 0.750%, 09/29/2023	200,621	0.1
127,000	Gilead Sciences, Inc., 2.500%, 09/01/2023	133,707	0.1

Voya Short Term Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2020 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
280,000	GlaxoSmithKline Capital PLC, 0.534%, 10/01/2023	$281,121	0.1
146,000	GlaxoSmithKline Capital PLC, 2.875%, 06/01/2022	151,097	0.1
141,000(1)	Health Care Service Corp. A Mutual Legal Reserve Co., 1.500%, 06/01/2025	144,785	0.1
201,000	Hershey Co/The, 0.900%, 06/01/2025	204,203	0.1
156,000	Johnson & Johnson, 0.550%, 09/01/2025	156,743	0.1
304,000	Keurig Dr Pepper, Inc., 3.551%, 05/25/2021	307,820	0.2
586,000	Keurig Dr Pepper, Inc., 4.057%, 05/25/2023	637,085	0.3
300,000	Laboratory Corp. of America Holdings, 3.600%, 02/01/2025	331,550	0.2
300,000	Molina Healthcare, Inc., 5.375%, 11/15/2022	318,188	0.2
247,000(1)	Mylan, Inc., 3.125%, 01/15/2023	259,430	0.1
101,000	Mylan, Inc., 4.200%, 11/29/2023	110,541	0.1
108,000(1)	Nielsen Finance LLC / Nielsen Finance Co., 5.000%, 04/15/2022	108,392	0.1
235,000	PayPal Holdings, Inc., 2.200%, 09/26/2022	242,865	0.1
300,000(1)	Pilgrim's Pride Corp., 5.750%, 03/15/2025	308,355	0.2
300,000(1)	Prestige Brands, Inc., 6.375%, 03/01/2024	307,125	0.1
300,000(1)	Primo Water Holdings, Inc., 5.500%, 04/01/2025	310,125	0.2
198,000(1)	Royalty Pharma PLC, 0.750%, 09/02/2023	199,063	0.1
507,000(1)	Seven & i Holdings Co. Ltd., 3.350%, 09/17/2021	517,027	0.2
224,000	Shire Acquisitions Investments Ireland DAC, 2.400%, 09/23/2021	226,948	0.1
345,000	Stryker Corp., 0.600%, 12/01/2023	345,599	0.2
252,000(1)	Takeda Pharmaceutical Co. Ltd., 2.450%, 01/18/2022	256,991	0.1
200,000	Takeda Pharmaceutical Co. Ltd., 4.000%, 11/26/2021	205,805	0.1
300,000	Teva Pharmaceutical Finance Co. BV, 3.650%, 11/10/2021	304,595	0.1
250,000(1)	TreeHouse Foods, Inc., 6.000%, 02/15/2024	255,339	0.1
291,000	Unilever Capital Corp., 3.000%, 03/07/2022	300,399	0.1
331,000(1)	Viatris, Inc., 1.650%, 06/22/2025	342,414	0.2
297,000	Zoetis, Inc., 3.250%, 08/20/2021	302,551	0.1
		14,087,462	6.7

	Energy: 2.6%
54,000	BP Capital Markets America, Inc., 3.216%, 11/28/2023	57,946	0.0
318,000	Canadian Natural Resources Ltd., 2.950%, 01/15/2023	332,668	0.2
210,000	Chevron USA, Inc., 0.426%, 08/11/2023	211,121	0.1
250,000	Crestwood Midstream Partners L.P. / Crestwood Midstream Finance Corp., 6.250%, 04/01/2023	251,094	0.1
300,000	DCP Midstream Operating L.P., 3.875%, 03/15/2023	309,750	0.2
663,000	Energy Transfer Partners L.P. / Regency Energy Finance Corp., 5.875%, 03/01/2022	693,357	0.3
491,000(2)	Enterprise Products Operating LLC, 2.850%, 04/15/2021	493,416	0.2
243,000	Equinor ASA, 2.875%, 04/06/2025	265,565	0.1
130,000	Exxon Mobil Corp., 2.992%, 03/19/2025	142,370	0.1
437,000	Husky Energy, Inc., 3.950%, 04/15/2022	450,407	0.2
434,000	Kinder Morgan Energy Partners L.P., 5.000%, 10/01/2021	443,449	0.2
290,000	Marathon Petroleum Corp., 5.125%, 04/01/2024	295,048	0.1
125,000	MPLX L.P., 3.500%, 12/01/2022	131,336	0.1
498,000(1)	NGPL PipeCo LLC, 4.375%, 08/15/2022	519,100	0.3
250,000	PBF Logistics L.P. / PBF Logistics Finance Corp., 6.875%, 05/15/2023	240,000	0.1
131,000	Phillips 66, 3.700%, 04/06/2023	140,367	0.1
249,000	Shell International Finance BV, 0.375%, 09/15/2023	249,627	0.1
208,000	Valero Energy Corp., 1.200%, 03/15/2024	210,054	0.1
77,000	Valero Energy Corp., 2.850%, 04/15/2025	82,041	0.0
		5,518,716	2.6

	Financial: 17.6%
400,000(1)	ABN AMRO Bank NV, 3.400%, 08/27/2021	408,047	0.2
300,000	Ally Financial, Inc., 3.875%, 05/21/2024	328,931	0.2
183,000	American Express Co., 2.500%, 07/30/2024	195,563	0.1

Voya Short Term Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2020 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
506,000	American Express Co., 3.375%, 05/17/2021	$510,403	0.2
209,000	American Express Co., 3.700%, 11/05/2021	214,360	0.1
145,000	American Express Co., 3.700%, 08/03/2023	157,084	0.1
349,000	American International Group, Inc., 3.750%, 07/10/2025	392,415	0.2
176,000	American Tower Corp., 3.500%, 01/31/2023	186,749	0.1
121,000	Ameriprise Financial, Inc., 3.000%, 04/02/2025	131,911	0.1
300,000	Ameriprise Financial, Inc., 4.000%, 10/15/2023	330,918	0.2
255,000	Assurant, Inc., 4.200%, 09/27/2023	279,189	0.1
127,000(1)	Athene Global Funding, 2.550%, 06/29/2025	134,136	0.1
150,000(1)	Aviation Capital Group LLC, 5.500%, 12/15/2024	166,178	0.1
400,000	Banco Santander SA, 3.500%, 04/11/2022	415,423	0.2
207,000(3)	Bank of America Corp., 0.981%, 09/25/2025	209,368	0.1
200,000(3)	Bank of America Corp., 1.319%, 06/19/2026	204,400	0.1
183,000(3)	Bank of America Corp., 2.015%, 02/13/2026	191,869	0.1
1,682,000(3)	Bank of America Corp., 3.004%, 12/20/2023	1,771,827	0.8
310,000(3)	Bank of America Corp., 0.810%, 10/24/2024	313,004	0.2
103,000	Bank of Montreal, 3.300%, 02/05/2024	111,765	0.1
103,000	Bank of New York Mellon Corp./The, 1.600%, 04/24/2025	107,751	0.1
75,000	Bank of New York Mellon Corp./The, 2.950%, 01/29/2023	78,909	0.0
208,000	Bank of Nova Scotia/The, 0.550%, 09/15/2023	208,877	0.1
255,000	Bank of Nova Scotia/The, 1.950%, 02/01/2023	263,415	0.1
260,000(1)	Banque Federative du Credit Mutuel SA, 2.125%, 11/21/2022	268,576	0.1
200,000(3)	Barclays PLC, 1.007%, 12/10/2024	201,454	0.1
500,000	BBVA USA, 3.500%, 06/11/2021	505,683	0.2
149,000	Berkshire Hathaway, Inc., 3.125%, 03/15/2026	166,518	0.1
800,000(1)	BPCE SA, 2.750%, 01/11/2023	836,855	0.4
215,000	Brookfield Finance, Inc., 4.000%, 04/01/2024	236,211	0.1
252,000	Canadian Imperial Bank of Commerce, 0.500%, 12/14/2023	252,817	0.1
300,000	Canadian Imperial Bank of Commerce, 0.950%, 06/23/2023	304,058	0.1
170,000(3)	Canadian Imperial Bank of Commerce, 2.606%, 07/22/2023	175,905	0.1
490,000	Capital One Financial Corp., 3.200%, 01/30/2023	516,538	0.2
248,000	Charles Schwab Corp./The, 0.900%, 03/11/2026	251,444	0.1
345,000	Chubb INA Holdings, Inc., 2.875%, 11/03/2022	359,827	0.2
300,000	CIT Group, Inc., 5.000%, 08/15/2022	318,432	0.2
182,000(3)	Citigroup, Inc., 1.678%, 05/15/2024	187,577	0.1
878,000	Citigroup, Inc., 2.900%, 12/08/2021	897,074	0.4
39,000(3)	Citigroup, Inc., 3.106%, 04/08/2026	42,662	0.0
250,000	Citizens Bank NA/Providence RI, 3.700%, 03/29/2023	267,495	0.1
300,000(1),(3)	Cooperatieve Rabobank UA, 1.339%, 06/24/2026	306,610	0.1
769,000	Cooperatieve Rabobank UA, 3.950%, 11/09/2022	817,604	0.4
250,000(1),(3)	Credit Agricole SA/London, 1.907%, 06/16/2026	259,525	0.1
121,000	Credit Suisse AG/New York NY, 2.950%, 04/09/2025	132,791	0.1
465,000	Credit Suisse AG/New York NY, 3.625%, 09/09/2024	516,757	0.2
400,000(1)	Danske Bank A/S, 1.226%, 06/22/2024	405,830	0.2
220,000(1)	Danske Bank A/S, 2.000%, 09/08/2021	222,507	0.1
305,000(1),(3)	Danske Bank A/S, 3.001%, 09/20/2022	309,907	0.1
260,000(1)	DNB Bank ASA, 2.150%, 12/02/2022	269,323	0.1
300,000(1)	ESH Hospitality, Inc., 5.250%, 05/01/2025	307,943	0.1
182,000	Federal Realty Investment Trust, 3.950%, 01/15/2024	198,052	0.1
230,000(1)	Federation des Caisses Desjardins du Quebec, 2.050%, 02/10/2025	241,890	0.1
247,000(3)	HSBC Holdings PLC, 1.645%, 04/18/2026	252,728	0.1
279,000(3)	HSBC Holdings PLC, 2.099%, 06/04/2026	290,168	0.1

Voya Short Term Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2020 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
300,000	Icahn Enterprises L.P. / Icahn Enterprises Finance Corp., 4.750%, 09/15/2024	$312,095	0.2
503,000	ING Groep NV, 3.150%, 03/29/2022	520,279	0.2
273,000	Intercontinental Exchange, Inc., 0.700%, 06/15/2023	274,844	0.1
510,000	Intercontinental Exchange, Inc., 3.450%, 09/21/2023	549,477	0.3
204,000(3)	JPMorgan Chase & Co., 1.514%, 06/01/2024	209,507	0.1
131,000(3)	JPMorgan Chase & Co., 2.083%, 04/22/2026	138,439	0.1
855,000(3)	JPMorgan Chase & Co., 2.776%, 04/25/2023	882,964	0.4
698,000	JPMorgan Chase & Co., 3.200%, 01/25/2023	739,094	0.4
201,000	Lloyds Banking Group PLC, 3.000%, 01/11/2022	206,220	0.1
91,000(3)	Lloyds Banking Group PLC, 3.870%, 07/09/2025	100,439	0.1
290,000	Marsh & McLennan Cos, Inc., 4.050%, 10/15/2023	316,808	0.2
408,000(1)	Metropolitan Life Global Funding I, 3.375%, 01/11/2022	420,255	0.2
200,000	MGM Growth Properties Operating Partnership L.P. / MGP Finance Co-Issuer, Inc., 5.625%, 05/01/2024	217,605	0.1
206,000(3)	Mitsubishi UFJ Financial Group, Inc., 0.848%, 09/15/2024	207,285	0.1
200,000	Mitsubishi UFJ Financial Group, Inc., 1.412%, 07/17/2025	205,649	0.1
319,000	Mitsubishi UFJ Financial Group, Inc., 2.190%, 09/13/2021	323,182	0.2
200,000	Mitsubishi UFJ Financial Group, Inc., 2.623%, 07/18/2022	206,866	0.1
515,000	Mizuho Financial Group, Inc., 0.837%, (US0003M + 0.630%), 05/25/2024	516,078	0.2
200,000(3)	Mizuho Financial Group, Inc., 0.849%, 09/08/2024	201,216	0.1
200,000(3)	Mizuho Financial Group, Inc., 2.555%, 09/13/2025	211,414	0.1
1,100,000	Morgan Stanley, 3.750%, 02/25/2023	1,179,690	0.6
183,000	Morgan Stanley, 4.000%, 07/23/2025	209,559	0.1
556,000	Morgan Stanley, 5.500%, 07/28/2021	572,410	0.3
250,000	MUFG Union Bank NA, 2.100%, 12/09/2022	258,081	0.1
614,000	National Australia Bank Ltd./New York, 2.500%, 05/22/2022	632,975	0.3
250,000(3)	National Bank of Canada, 0.550%, 11/15/2024	250,861	0.1
250,000(1)	National Securities Clearing Corp., 0.750%, 12/07/2025	250,954	0.1
129,000(1)	National Securities Clearing Corp., 1.200%, 04/23/2023	131,611	0.1
206,000(1)	Nationwide Building Society, 2.000%, 01/27/2023	212,683	0.1
217,000(1)	Nationwide Financial Services, Inc., 5.375%, 03/25/2021	219,362	0.1
200,000(3)	Natwest Group PLC, 2.359%, 05/22/2024	208,216	0.1
200,000	Natwest Group PLC, 3.875%, 09/12/2023	217,104	0.1
200,000(1)	Nordea Bank Abp, 0.750%, 08/28/2025	199,946	0.1
200,000(1)	Nordea Bank ABP, 4.875%, 05/13/2021	203,091	0.1
300,000	OneMain Finance Corp., 6.125%, 05/15/2022	318,750	0.2
242,000(1)	Pacific Life Global Funding II, 0.500%, 09/23/2023	242,724	0.1
250,000	PNC Bank NA, 2.700%, 11/01/2022	260,531	0.1
219,000	Royal Bank of Canada, 0.500%, 10/26/2023	220,285	0.1
210,000	Royal Bank of Canada, 0.898%, (US0003M + 0.660%), 10/05/2023	212,208	0.1
202,000	Royal Bank of Canada, 1.150%, 06/10/2025	206,509	0.1
103,000	Royal Bank of Canada, 1.600%, 04/17/2023	105,949	0.1
265,000	Royal Bank of Canada, 1.950%, 01/17/2023	273,815	0.1
194,000	Royal Bank of Canada, 3.700%, 10/05/2023	211,619	0.1
205,000	Santander UK PLC, 2.100%, 01/13/2023	211,875	0.1
170,000(1)	Scentre Group Trust 1 / Scentre Group Trust 2, 3.625%, 01/28/2026	187,142	0.1
459,000(1)	Skandinaviska Enskilda Banken AB, 0.550%, 09/01/2023	460,072	0.2
245,000(3)	State Street Corp., 2.354%, 11/01/2025	261,589	0.1
240,000	Sumitomo Mitsui Financial Group, Inc., 2.348%, 01/15/2025	254,764	0.1
130,000	Sumitomo Mitsui Financial Group, Inc., 2.696%, 07/16/2024	138,842	0.1

Voya Short Term Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2020 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
308,000(1)	Svenska Handelsbanken AB, 0.625%, 06/30/2023	$310,229	0.1
607,000	Svenska Handelsbanken AB, 3.350%, 05/24/2021	614,496	0.3
200,000(1)	Swedbank AB, 0.600%, 09/25/2023	200,542	0.1
336,000	Toronto-Dominion Bank/The, 0.450%, 09/11/2023	337,076	0.2
400,000	Toronto-Dominion Bank/The, 1.150%, 06/12/2025	408,623	0.2
205,000(1)	UBS AG/London, 1.750%, 04/21/2022	208,680	0.1
201,000(1),(3)	UBS Group AG, 1.008%, 07/30/2024	203,058	0.1
355,000(1),(3)	UBS Group AG, 2.859%, 08/15/2023	368,152	0.2
250,000	US Bank NA/Cincinnati OH, 3.400%, 07/24/2023	268,687	0.1
103,000(1)	USAA Capital Corp., 1.500%, 05/01/2023	105,682	0.1
227,000(3)	Wells Fargo & Co., 1.654%, 06/02/2024	233,249	0.1
445,000(3)	Wells Fargo & Co., 2.406%, 10/30/2025	470,619	0.2
91,000	Wells Fargo & Co., 4.125%, 08/15/2023	99,461	0.0
242,000	Westpac Banking Corp., 2.100%, 05/13/2021	243,683	0.1
245,000	XLIT Ltd., 4.450%, 03/31/2025	279,813	0.1
		37,058,236	17.6

	Industrial: 2.9%
341,000	3M Co., 2.000%, 02/14/2025	361,624	0.2
300,000	AECOM, 5.875%, 10/15/2024	335,334	0.2
300,000	Ball Corp., 4.000%, 11/15/2023	320,062	0.2
108,000(2)	Berry Global, Inc., 5.125%, 07/15/2023	109,485	0.1
300,000(1)	BMC East LLC, 5.500%, 10/01/2024	308,250	0.1
182,000	Boeing Co/The, 4.875%, 05/01/2025	207,585	0.1
216,000	Caterpillar Financial Services Corp., 0.650%, 07/07/2023	217,876	0.1
265,000	Caterpillar Financial Services Corp., 2.850%, 05/17/2024	285,548	0.1
110,000	Caterpillar Financial Services Corp., 3.150%, 09/07/2021	112,152	0.1
140,000	Caterpillar Financial Services Corp., 3.650%, 12/07/2023	153,645	0.1
250,000(1)	Colfax Corp., 6.000%, 02/15/2024	259,693	0.1
250,000	Crown Americas LLC / Crown Americas Capital Corp. IV, 4.500%, 01/15/2023	264,408	0.1
91,000	FedEx Corp., 3.800%, 05/15/2025	102,808	0.0
202,000	Honeywell International, Inc., 1.350%, 06/01/2025	209,124	0.1
189,000	John Deere Capital Corp., 0.400%, 10/10/2023	189,983	0.1
255,000(2)	John Deere Capital Corp., 2.050%, 01/09/2025	270,508	0.1
231,000	John Deere Capital Corp., 2.950%, 04/01/2022	238,734	0.1
93,000	Raytheon Technologies Corp., 2.800%, 03/15/2022	95,668	0.0
350,000	Raytheon Technologies Corp., 3.200%, 03/15/2024	378,148	0.2
150,000	Roper Technologies, Inc., 0.450%, 08/15/2022	150,274	0.1
305,000	Roper Technologies, Inc., 3.125%, 11/15/2022	319,046	0.2
300,000(1)	Sealed Air Corp., 5.250%, 04/01/2023	319,844	0.2
300,000	Silgan Holdings, Inc., 4.750%, 03/15/2025	305,813	0.1
300,000	TransDigm, Inc., 6.500%, 05/15/2025	308,813	0.1
250,000	WestRock RKT LLC, 4.000%, 03/01/2023	265,695	0.1
		6,090,120	2.9

	Technology: 1.9%
121,000	Analog Devices, Inc., 2.950%, 04/01/2025	132,170	0.1
400,000	Apple, Inc., 1.125%, 05/11/2025	411,606	0.2
262,000	Broadcom, Inc., 3.150%, 11/15/2025	286,191	0.1
300,000	CDW LLC / CDW Finance Corp., 5.500%, 12/01/2024	335,960	0.2
290,000	Fiserv, Inc., 2.750%, 07/01/2024	311,504	0.1
243,000	HP, Inc., 2.200%, 06/17/2025	257,490	0.1
124,000	Intel Corp., 3.700%, 07/29/2025	140,368	0.1
320,000	International Business Machines Corp., 3.625%, 02/12/2024	350,838	0.2
300,000(1)	Microchip Technology, Inc., 4.250%, 09/01/2025	317,460	0.1
200,000	NetApp, Inc., 1.875%, 06/22/2025	209,038	0.1
174,000(1)	NXP BV / NXP Funding LLC / NXP USA, Inc., 2.700%, 05/01/2025	187,391	0.1
157,000	Oracle Corp., 2.500%, 04/01/2025	168,704	0.1

Voya Short Term Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2020 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Technology: (continued)
494,000	salesforce.com, Inc., 3.250%, 04/11/2023	$526,400	0.2
199,000	VMware, Inc., 2.950%, 08/21/2022	206,490	0.1
220,000	VMware, Inc., 4.500%, 05/15/2025	251,985	0.1
		4,093,595	1.9

	Utilities: 3.8%
150,000(1)	AES Corp./The, 3.300%, 07/15/2025	163,687	0.1
188,000	Ameren Illinois Co., 2.700%, 09/01/2022	194,375	0.1
247,000	American Electric Power Co., Inc., 0.750%, 11/01/2023	247,602	0.1
152,000	Arizona Public Service Co., 3.350%, 06/15/2024	164,749	0.1
157,000	Avangrid, Inc., 3.200%, 04/15/2025	172,011	0.1
282,000	Connecticut Light and Power Co/The, 0.750%, 12/01/2025	285,340	0.1
215,000(1)	Dominion Energy, Inc., 2.450%, 01/15/2023	223,836	0.1
300,000(3)	Dominion Energy, Inc., 2.715%, 08/15/2021	303,774	0.1
550,000	DTE Energy Co., 2.600%, 06/15/2022	567,322	0.3
525,000	Duke Energy Corp., 1.800%, 09/01/2021	529,606	0.2
289,000	Duke Energy Corp., 2.400%, 08/15/2022	297,880	0.1
120,000	Duke Energy Progress LLC, 3.375%, 09/01/2023	129,217	0.1
227,000(1)	East Ohio Gas Co/The, 1.300%, 06/15/2025	231,491	0.1
230,000	Entergy Arkansas LLC, 3.050%, 06/01/2023	242,623	0.1
156,000	Entergy Corp., 0.900%, 09/15/2025	156,091	0.1
72,000	Entergy Louisiana LLC, 3.300%, 12/01/2022	75,517	0.0
160,000	Entergy Louisiana LLC, 4.050%, 09/01/2023	173,937	0.1
165,000	Evergy, Inc., 4.850%, 06/01/2021	166,133	0.1
200,000	Exelon Generation Co. LLC, 3.250%, 06/01/2025	218,573	0.1
245,000	FirstEnergy Corp., 4.250%, 03/15/2023	258,823	0.1
26,000	IPALCO Enterprises, Inc., 3.700%, 09/01/2024	28,382	0.0
387,000	National Rural Utilities Cooperative Finance Corp., 2.300%, 09/15/2022	399,445	0.2
152,000	NextEra Energy Capital Holdings, Inc., 2.750%, 05/01/2025	164,572	0.1
140,000	NextEra Energy Capital Holdings, Inc., 3.150%, 04/01/2024	151,386	0.1
220,000(1)	Niagara Mohawk Power Corp., 2.721%, 11/28/2022	229,360	0.1
129,000	Oncor Electric Delivery Co. LLC, 2.750%, 06/01/2024	138,424	0.1
105,000	Oncor Electric Delivery Co. LLC, 4.100%, 06/01/2022	109,454	0.0
204,000	PNM Resources, Inc., 3.250%, 03/09/2021	204,809	0.1
180,000	Public Service Electric and Gas Co., 3.750%, 03/15/2024	195,896	0.1
157,000	Public Service Enterprise Group, Inc., 0.800%, 08/15/2025	157,193	0.1
235,000	San Diego Gas & Electric Co., 3.000%, 08/15/2021	238,897	0.1
199,000	Southern California Edison Co., 2.400%, 02/01/2022	202,404	0.1
188,000	Southern Co. Gas Capital Corp., 2.450%, 10/01/2023	197,632	0.1
142,000	Southern Co. Gas Capital Corp., 3.250%, 06/15/2026	159,537	0.1
125,000	WEC Energy Group, Inc., 0.550%, 09/15/2023	125,700	0.1
60,000	Wisconsin Power and Light Co., 2.250%, 11/15/2022	61,740	0.0
220,000	Wisconsin Public Service Corp., 3.350%, 11/21/2021	225,751	0.1
320,000	Xcel Energy, Inc., 0.500%, 10/15/2023	321,100	0.1
		8,114,269	3.8

	Total Corporate Bonds/Notes
	(Cost $93,720,279)	96,280,552	45.6

COLLATERALIZED MORTGAGE OBLIGATIONS: 6.8%
246,902	Fannie Mae Connecticut Avenue Securities 2016-C05 2M2, 4.598%, (US0001M + 4.450%), 01/25/2029	258,046	0.1
334,295	Fannie Mae Connecticut Avenue Securities 2016-C07 2M2, 4.498%, (US0001M + 4.350%), 05/25/2029	349,692	0.2
545,761	Fannie Mae Connecticut Avenue Securities 2017-C03 1M2, 3.148%, (US0001M + 3.000%), 10/25/2029	554,176	0.3

Voya Short Term Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2020 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
422,403	Fannie Mae Connecticut Avenue Securities 2017-C07 1M2, 2.548%, (US0001M + 2.400%), 05/28/2030	$421,761	0.2
434,060	Fannie Mae Connecticut Avenue Securities 2018-C02 2M2, 2.348%, (US0001M + 2.200%), 08/25/2030	433,232	0.2
659,537	Fannie Mae Connecticut Avenue Securities 2018-C04 2M2, 2.698%, (US0001M + 2.550%), 12/25/2030	664,247	0.3
207,034	Fannie Mae Connecticut Avenue Securities 2018-C06 2M2, 2.248%, (US0001M + 2.100%), 03/25/2031	205,325	0.1
144,241	Fannie Mae Interest Strip Series 404 8, 3.000%, 05/25/2040	150,383	0.1
2	Fannie Mae REMIC Trust 2009-49 KB, 5.000%, 07/25/2024	2	0.0
46,843	Fannie Mae REMIC Trust 2010-137 XP, 4.500%, 10/25/2040	48,683	0.0
136,084	Fannie Mae REMIC Trust 2010-54 LC, 3.000%, 04/25/2040	139,248	0.1
865,215	Fannie Mae REMICS 2013-114 NA, 3.000%, 08/25/2032	909,821	0.4
1,643,387	Freddie Mac 3049 XF, 0.509%, (US0001M + 0.350%), 05/15/2033	1,650,435	0.8
259,874	Freddie Mac REMIC Trust 2103 TE, 6.000%, 12/15/2028	297,601	0.1
706,760	Freddie Mac REMICS 3255 FA, 0.439%, (US0001M + 0.280%), 12/15/2036	708,710	0.3
74,797	Freddie Mac REMICS 3747 FA, 0.659%, (US0001M + 0.500%), 10/15/2040	75,478	0.0
357,636	Freddie Mac REMICS 3878 FA, 0.509%, (US0001M + 0.350%), 04/15/2041	357,906	0.2
200,000(1)	Freddie Mac STACR REMIC Trust 2020-HQA3 M2, 3.748%, (US0001M + 3.600%), 07/25/2050	202,384	0.1
100,000(1)	Freddie Mac Stacr Trust 2018-HQA2 M2, 2.448%, (US0001M + 2.300%), 10/25/2048	99,459	0.0
286,224	Freddie Mac Structured Agency Credit Risk Debt Notes 2016-DNA4 M3, 3.948%, (US0001M + 3.800%), 03/25/2029	297,608	0.1
395,566	Freddie Mac Structured Agency Credit Risk Debt Notes 2016-HQA4 M3, 4.048%, (US0001M + 3.900%), 04/25/2029	412,057	0.2
400,000(1)	Freddie Mac Structured Agency Credit Risk Debt Notes 2020-HQA5 M2, 2.682%, (SOFR30A + 2.600%), 11/25/2050	404,954	0.2
118,724	Ginnie Mae Series 2010-H03 FA, 0.696%, (US0001M + 0.550%), 03/20/2060	119,138	0.1
55,738	Ginnie Mae Series 2010-H10 FC, 1.146%, (US0001M + 1.000%), 05/20/2060	56,502	0.0
428,290	Ginnie Mae Series 2010-H11 FA, 1.146%, (US0001M + 1.000%), 06/20/2060	435,328	0.2
118,511	Ginnie Mae Series 2011-H03 FA, 0.640%, (US0001M + 0.500%), 01/20/2061	118,838	0.1
129,470	Ginnie Mae Series 2011-H05 FA, 0.640%, (US0001M + 0.500%), 12/20/2060	129,787	0.1
142,940	Ginnie Mae Series 2011-H05 FB, 0.640%, (US0001M + 0.500%), 12/20/2060	143,359	0.1
831,031	Ginnie Mae Series 2011-H06 FA, 0.590%, (US0001M + 0.450%), 02/20/2061	832,316	0.4
173,309	Ginnie Mae Series 2011-H07 FA, 0.640%, (US0001M + 0.500%), 02/20/2061	173,618	0.1
195,413	Ginnie Mae Series 2011-H08 FD, 0.640%, (US0001M + 0.500%), 02/20/2061	195,940	0.1
561,271	Ginnie Mae Series 2011-H09 AF, 0.640%, (US0001M + 0.500%), 03/20/2061	562,659	0.3
81,490	Ginnie Mae Series 2011-H11 FB, 0.640%, (US0001M + 0.500%), 04/20/2061	81,702	0.0
47,848	Ginnie Mae Series 2012-52 PV, 2.500%, 12/20/2039	48,146	0.0

Voya Short Term Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2020 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
304,802	Ginnie Mae Series 2012-H18 NA, 0.660%, (US0001M + 0.520%), 08/20/2062	$305,708	0.1
442,814	Ginnie Mae Series 2012-H23 SA, 0.670%, (US0001M + 0.530%), 10/20/2062	444,742	0.2
347,727	Ginnie Mae Series 2012-H23 WA, 0.660%, (US0001M + 0.520%), 10/20/2062	348,711	0.2
630,919	Ginnie Mae Series 2014-3 EP, 2.750%, 02/16/2043	666,832	0.3
377,482(3)	Ginnie Mae Series 2014-53 JM, 7.085%, 04/20/2039	443,774	0.2
450,000(1)	Mello Warehouse Securitization Trust 2020-1 A, 1.048%, (US0001M + 0.900%), 10/25/2053	450,976	0.2
250,000(1)	Mello Warehouse Securitization Trust 2020-2 A, 0.953%, (US0001M + 0.800%), 11/25/2053	250,155	0.1

	Total Collateralized Mortgage Obligations
	(Cost $14,334,668)	14,449,439	6.8

U.S. TREASURY OBLIGATIONS: 6.8%
	U.S. Treasury Notes: 6.8%
4,228,000	0.125%,12/31/2022	4,228,330	2.0
3,629,000	0.125%,12/15/2023	3,624,606	1.7
6,470,000	1.500%,11/30/2021	6,551,465	3.1

	Total U.S. Treasury Obligations
	(Cost $14,398,602)	14,404,401	6.8

COMMERCIAL MORTGAGE-BACKED SECURITIES: 18.6%
270,000(1)	Austin Fairmont Hotel Trust 2019-FAIR C, 1.609%, (US0001M + 1.450%), 09/15/2032	260,407	0.1
1,000,000(1)	BBCMS 2020-BID A Mortgage Trust, 2.299%, (US0001M + 2.140%), 10/15/2037	1,004,205	0.5
560,000(1)	BFLD 2019-DPLO A, 1.249%, (US0001M + 1.090%), 10/15/2034	555,772	0.3
428,971(1)	BHP Trust 2019-BXHP A, 1.134%, (US0001M + 0.975%), 08/15/2036	424,691	0.2
154,000(1)	BHP Trust 2019-BXHP D, 1.930%, (US0001M + 1.771%), 08/15/2036	148,428	0.1
650,000(1)	BXMT 2020-FL2 A LTD., 1.053%, (US0001M + 0.900%), 02/16/2037	645,551	0.3
1,060,000(1)	BXMT 2020-FL2 AS Ltd., 1.303%, (US0001M + 1.150%), 02/16/2037	1,050,757	0.5
360,000(1)	CGDB Commercial Mortgage Trust 2019-MOB F, 2.709%, (US0001M + 2.550%), 11/15/2036	343,680	0.2
90,000(3)	Citigroup Commercial Mortgage Trust 2013-GC17 C, 5.109%, 11/10/2046	91,475	0.0
218,821	Citigroup Commercial Mortgage Trust 2015-GC27 AAB, 2.944%, 02/10/2048	228,418	0.1
172,097	Citigroup/Deutsche Bank Commercial Mortgage Trust 2006-CD3 AM, 5.648%, 10/15/2048	177,162	0.1
530,000(1)	CLNY Trust 2019-IKPR A, 1.288%, (US0001M + 1.227%), 11/15/2038	515,068	0.2
178,111	COMM 2012-CCRE1 A3 Mortgage Trust, 3.391%, 05/15/2045	181,816	0.1
200,000(1)	COMM 2012-CR2 A3 Mortgage Trust, 2.841%, 08/15/2045	204,649	0.1
540,000	COMM 2012-CR5 A4 Mortgage Trust, 2.771%, 12/10/2045	558,834	0.3
990,000(1),(3)	COMM 2013-CR10 D Mortgage Trust, 4.789%, 08/10/2046	969,175	0.5
120,000(1),(3)	COMM 2013-CR10 E Mortgage Trust, 4.789%, 08/10/2046	107,403	0.0
680,000(1),(3)	COMM 2013-SFS A2 Mortgage Trust, 2.987%, 04/12/2035	681,427	0.3
1,100,000(1)	Credit Suisse Mortgage Capital Certificates 2019-ICE4 B, 1.389%, (US0001M + 1.230%), 05/15/2036	1,102,034	0.5
320,000(1)	Credit Suisse Mortgage Capital Certificates 2019-ICE4 C, 1.589%, (US0001M + 1.430%), 05/15/2036	320,347	0.2
192,000(1)	CSWF 2018-TOP C, 1.609%, (US0001M + 1.450%), 08/15/2035	187,479	0.1
1,120,000(1),(3)	DBRR 2011-LC2 A4B Trust, 4.537%, 07/12/2044	1,125,643	0.5
1,000,000(1),(3)	DBUBS 2011-LC2 E Mortgage Trust, 5.487%, 07/10/2044	837,555	0.4
793,000(1),(3)	DBUBS 2011-LC1A E, 5.565%, 11/10/2046	793,234	0.4
530,000(1),(3)	DBUBS 2011-LC2A D, 5.487%, 07/10/2044	507,617	0.2

Voya Short Term Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2020 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
1,000,000(1),(3)	DBUBS 2017-BRBK E Mortgage Trust, 3.530%, 10/10/2034	$1,023,903	0.5
36,955(3)	Ginnie Mae 2011-53 B, 3.906%, 05/16/2051	38,041	0.0
131,705	Ginnie Mae 2015-183 AC, 2.350%, 07/16/2056	135,157	0.1
27,961(3)	Ginnie Mae 2015-21 AF, 2.108%, 07/16/2048	28,450	0.0
115,681	Ginnie Mae 2016-110 AB, 2.000%, 05/16/2049	118,149	0.1
36,978	Ginnie Mae 2016-86 AB, 2.500%, 09/16/2056	37,720	0.0
286,321	Ginnie Mae 2017-100 AB, 2.300%, 04/16/2052	294,333	0.1
147,137	Ginnie Mae 2017-51 AB, 2.350%, 04/16/2057	151,183	0.1
52,785	Ginnie Mae 2017-69 AB, 2.350%, 05/16/2053	54,110	0.0
97,720	Ginnie Mae 2017-70 A, 2.500%, 10/16/2057	100,504	0.0
382,127	Ginnie Mae 2017-86 AB, 2.300%, 11/16/2051	392,827	0.2
237,415	Ginnie Mae 2017-89 A, 2.500%, 08/16/2057	244,729	0.1
113,116	Ginnie Mae 2018-41 A, 2.400%, 09/16/2058	116,161	0.1
250,000(1),(3)	GRACE 2014-GRCE F Mortgage Trust, 3.590%, 06/10/2028	249,813	0.1
800,000(1)	Great Wolf Trust 2019-WOLF A, 1.193%, (US0001M + 1.034%), 12/15/2029	784,174	0.4
330,000(1)	GS Mortgage Securities Corp. Trust 2017-GPTX B, 3.104%, 05/10/2034	318,947	0.1
1,039,000(1),(3)	GS Mortgage Securities Corp. Trust 2017-SLP E, 4.591%, 10/10/2032	981,708	0.5
1,070,000(1)	GS Mortgage Securities Corp. Trust 2019-70P C, 1.659%, (US0001M + 1.500%), 10/15/2036	1,020,391	0.5
870,000(1),(3)	GS Mortgage Securities Trust 2011-GC3 D, 5.545%, 03/10/2044	862,782	0.4
290,000(1),(3)	GS Mortgage Securities Trust 2012-GC6 C, 5.651%, 01/10/2045	285,295	0.1
320,000(1)	GS Mortgage Securities Trust 2018-HART A, 1.249%, (US0001M + 1.090%), 10/15/2031	320,547	0.2
442,567	GS Mortgage Securities Trust 2020-GC45 A1, 2.019%, 02/13/2053	458,343	0.2
190,000(1)	GSCG Trust 2019-600C A, 2.936%, 09/06/2034	195,084	0.1
330,000(1)	Houston Galleria Mall Trust 2015-HGLR A1A2, 3.087%, 03/05/2037	339,568	0.2
700,000(1),(3)	Irvine Core Office Trust 2013-IRV A2, 3.173%, 05/15/2048	735,145	0.3
1,100,000(1),(3)	JPMBB Commercial Mortgage Securities Trust 2013-C15 D, 5.197%, 11/15/2045	1,059,959	0.5
275,157(1)	JP Morgan Chase Commercial Mortgage Securities Corp. 2012-HSBC A, 3.093%, 07/05/2032	283,162	0.1
730,000(1),(3)	JP Morgan Chase Commercial Mortgage Securities Trust 2010-C2 C, 5.655%, 11/15/2043	696,398	0.3
1,040,000(1),(3)	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C5 B, 5.424%, 08/15/2046	1,049,038	0.5
384,770	JP Morgan Chase Commercial Mortgage Securities Trust 2012-C8 A3, 2.829%, 10/15/2045	396,224	0.2
500,000(3)	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C10 B, 3.674%, 12/15/2047	518,028	0.2
210,000(3)	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C10 C, 4.110%, 12/15/2047	214,301	0.1
900,000(1),(3)	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C13 E, 3.986%, 01/15/2046	873,023	0.4
270,000(1)	JP Morgan Chase Commercial Mortgage Securities Trust 2014-C20 A4A2, 3.538%, 07/15/2047	284,578	0.1
1,539	JPMBB Commercial Mortgage Securities Trust 2 2014-C19 A2, 3.046%, 04/15/2047	1,539	0.0
820,000(3)	JPMBB Commercial Mortgage Securities Trust 2014-C19 C, 4.676%, 04/15/2047	807,833	0.4
430,000(1)	JPMBB Commercial Mortgage Securities Trust 2014-C24 A4A2, 3.373%, 11/15/2047	460,379	0.2
321,957	JPMBB Commercial Mortgage Securities Trust 2015-C32 ASB, 3.358%, 11/15/2048	341,932	0.2
220,000(1)	MF1 2020-FL3 A Ltd., 2.209%, (US0001M + 2.050%), 07/15/2035	221,698	0.1
610,000	Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5 A4, 3.176%, 08/15/2045	629,307	0.3

Voya Short Term Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2020 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
720,000	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7 A4, 2.918%, 02/15/2046	$748,851	0.4
177,726	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C8 ASB, 2.699%, 12/15/2048	180,448	0.1
337,913	Morgan Stanley Bank of America Merrill Lynch Trust 2014 C19 ASB, 3.326%, 12/15/2047	355,762	0.2
155,857	Morgan Stanley Capital I 2011-C3 A4, 4.118%, 07/15/2049	156,544	0.1
550,000(1)	Morgan Stanley Capital I Trust 2011-C1 G, 4.193%, 09/15/2047	515,031	0.2
290,000(1)	Morgan Stanley Capital I Trust 2011-C1 J, 4.193%, 09/15/2047	238,246	0.1
600,000	Morgan Stanley Capital I Trust 2017-H1 A2, 3.089%, 06/15/2050	625,777	0.3
910,000	Morgan Stanley Capital I Trust 2019-H6 A2, 3.228%, 06/15/2052	963,539	0.5
1,069,989(1)	Ready Capital Mortgage Financing 2020-FL4 A LLC, 2.298%, (US0001M + 2.150%), 02/25/2035	1,074,008	0.5
160,000	UBS Commercial Mortgage Trust 2018-C8 A2, 3.713%, 02/15/2051	167,858	0.1
1,373,963(1)	VMC Finance 2019-FL3 A LLC, 1.253%, (US0001M + 1.100%), 09/15/2036	1,353,844	0.6
217,267	Wells Fargo Commercial Mortgage Trust 2017-RC1 A2, 3.118%, 01/15/2060	221,630	0.1
556,000(1)	West Town Mall Trust 2017-KNOX A, 3.823%, 07/05/2030	560,956	0.3
1,163,978	WFRBS Commercial Mortgage Trust 2011-C5 A4, 3.667%, 11/15/2044	1,178,356	0.6
465,000(1),(3)	WFRBS Commercial Mortgage Trust 2012-C6 D, 5.579%, 04/15/2045	471,028	0.2
270,000(3)	WFRBS Commercial Mortgage Trust 2013-C18 A5, 4.162%, 12/15/2046	296,329	0.1

	Total Commercial Mortgage-Backed Securities
	(Cost $39,959,381)	39,255,497	18.6

ASSET-BACKED SECURITIES: 18.9%
	Automobile Asset-Backed Securities: 6.2%
200,000	Ally Auto Receivables Trust 2018-3 A4, 3.120%, 07/17/2023	205,186	0.1
100,000	Ally Auto Receivables Trust 2019-1 A4, 3.020%, 04/15/2024	104,133	0.1
350,000	Americredit Automobile Receivables Trust 2019-1 B, 3.130%, 02/18/2025	362,402	0.2
400,000	AmeriCredit Automobile Receivables Trust 2019-3 B, 2.130%, 07/18/2025	411,279	0.2
700,000	AmeriCredit Automobile Receivables Trust 2020-1 A3, 1.110%, 08/19/2024	706,676	0.3
400,000	AmeriCredit Automobile Receivables Trust 2020-1 C, 1.590%, 10/20/2025	407,744	0.2
400,000	AmeriCredit Automobile Receivables Trust 2020-2 B, 0.970%, 02/18/2026	404,850	0.2
350,000	BMW Vehicle Owner Trust 2020-A A3, 0.480%, 10/25/2024	351,556	0.2
350,000	Capital One Prime Auto Receivables Trust 2020-1 A4, 1.630%, 08/15/2025	360,416	0.2
100,000	Carmax Auto Owner Trust 2019-2 A4, 2.770%, 12/16/2024	105,249	0.1
500,000	Carmax Auto Owner Trust 2019-3 A4, 2.300%, 04/15/2025	522,050	0.2
550,000	Carmax Auto Owner Trust 2019-4 A4, 2.130%, 07/15/2025	577,987	0.3
400,000	Drive Auto Receivables Trust 2020-2 A3, 0.830%, 05/15/2024	402,079	0.2
250,000	Ford Credit Auto Lease Trust 2020-A A4, 1.880%, 05/15/2023	255,184	0.1
850,000	GM Financial Automobile Leasing Trust 2019-2 A4, 2.720%, 03/20/2023	861,744	0.4
300,000	GM Financial Automobile Leasing Trust 2019-4 A4, 1.760%, 01/16/2025	309,007	0.1
550,000	GM Financial Automobile Leasing Trust 2020-2 A3, 0.800%, 07/20/2023	554,281	0.3
300,000	GM Financial Consumer Automobile Receivables Trust 2019-3 A3, 2.180%, 04/16/2024	304,933	0.1
200,000	Honda Auto Receivables 2018-4 A4 Owner Trust, 3.300%, 07/15/2025	207,931	0.1
500,000	Honda Auto Receivables 2020-2 A3 Owner Trust, 0.820%, 07/15/2024	504,964	0.2

Voya Short Term Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2020 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Automobile Asset-Backed Securities: (continued)
350,000(1)	Hyundai Auto Lease Securitization Trust 2019-B A4, 2.030%, 06/15/2023	$355,937	0.2
200,000	Mercedes-Benz Auto Receivables Trust 2018-1 A4, 3.150%, 10/15/2024	207,029	0.1
300,000	Mercedes-Benz Auto Lease Trust 2020-A A4, 1.880%, 09/15/2025	306,905	0.1
250,000	Nissan Auto Lease Trust 2020-A A4, 1.880%, 04/15/2025	255,569	0.1
350,000	Nissan Auto Receivables 2018-C A4 Owner Trust, 3.270%, 06/16/2025	367,123	0.2
176,067	Santander Drive Auto Receivables Trust 2019-1 B, 3.210%, 09/15/2023	176,809	0.1
550,000	Santander Drive Auto Receivables Trust 2019-2 B, 2.790%, 01/16/2024	555,415	0.3
750,000	Santander Drive Auto Receivables Trust 2020-2 B, 0.960%, 11/15/2024	754,960	0.4
500,000	Santander Drive Auto Receivables Trust 2020-3 B, 0.690%, 03/17/2025	501,502	0.2
300,000(1)	Santander Retail Auto Lease Trust 2019-B A4, 2.380%, 08/21/2023	307,701	0.1
900,000(1)	Santander Retail Auto Lease Trust 2019-C A4, 1.930%, 11/20/2023	920,669	0.4
88,687(1)	Tesla Auto Lease Trust 2018-B A, 3.710%, 08/20/2021	89,254	0.0
350,000	Toyota Auto Receivables 2019-C A4 Owner Trust, 1.880%, 11/15/2024	361,502	0.2
		13,080,026	6.2

	Credit Card Asset-Backed Securities: 1.3%
700,000	BA Credit Card Trust 2019-A1 A1, 1.740%, 01/15/2025	717,345	0.4
800,000	Capital One Multi-Asset Execution Trust 2019-A2 A2, 1.720%, 08/15/2024	819,587	0.4
450,000	Discover Card Execution Note Trust 2017-A2 A2, 2.390%, 07/15/2024	460,328	0.2
600,000(1)	Evergreen Credit Card Trust Series 2018-1 A, 2.950%, 03/15/2023	603,925	0.3
		2,601,185	1.3

	Other Asset-Backed Securities: 10.8%
500,000(1)	Aimco CLO 11 Ltd. 2020-11A A1, 1.605%, (US0003M + 1.380%), 10/15/2031	500,587	0.2
600,000(1)	Allegany Park CLO Ltd. 2019-1A A, 1.548%, (US0003M + 1.330%), 01/20/2033	600,889	0.3
700,000(1)	Apidos CLO XXXII 2019-32A A1, 1.538%, (US0003M + 1.320%), 01/20/2033	701,111	0.3
400,000(1)	Arbor Realty Commercial Real Estate Notes 2019-FL2 A Ltd., 1.359%, (US0001M + 1.200%), 06/15/2034	397,638	0.2
400,000(1)	ARES XLVI CLO Ltd. 2017-46A A2, 1.467%, (US0003M + 1.230%), 01/15/2030	395,973	0.2
250,000(1)	Babson CLO Ltd. 2017-1A A2, 1.568%, (US0003M + 1.350%), 07/18/2029	249,669	0.1
500,000(1)	Barings Clo Ltd. 2019-4A A1, 1.567%, (US0003M + 1.330%), 01/15/2033	500,737	0.2
600,000(1)	Beechwood Park CLO Ltd. 2019-1A A1, 1.548%, (US0003M + 1.330%), 01/17/2033	600,884	0.3
250,000(1)	Benefit Street Partners CLO VIII Ltd. 2015-8A A1BR, 1.418%, (US0003M + 1.200%), 01/20/2031	247,543	0.1
250,000(1)	Cedar Funding VIII Clo Ltd. 2017-8A A1, 1.468%, (US0003M + 1.250%), 10/17/2030	250,003	0.1
250,000(1)	CIFC Funding 2013-2A A1LR, 1.428%, (US0003M + 1.210%), 10/18/2030	249,688	0.1
250,000(1)	CIFC Funding 2015-IA ARR Ltd., 1.326%, (US0003M + 1.110%), 01/22/2031	249,556	0.1
600,000(1)	CIFC Funding 2019-6A A1 Ltd., 1.560%, (US0003M + 1.330%), 01/16/2033	601,074	0.3
250,000(1)	CIFC Funding 2019-6A A2 Ltd., 1.980%, (US0003M + 1.750%), 01/16/2033	250,947	0.1
500,000(1)	CIFC Funding 2020-2A A1 Ltd., 1.933%, (US0003M + 1.650%), 08/24/2032	502,139	0.3

Voya Short Term Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2020 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
500,000(1)	CIFC Funding 2020-3A A2 Ltd., 1.805%, (US0003M + 1.600%), 10/20/2031	$501,041	0.2
150,000	CNH Equipment Trust 2017-B A4, 2.170%, 04/17/2023	151,219	0.1
250,000(1)	Deer Creek Clo Ltd. 2017-1A A, 1.398%, (US0003M + 1.180%), 10/20/2030	249,589	0.1
300,000(1)	Dryden 68 CLO Ltd. 2019-68A A, 1.547%, (US0003M + 1.310%), 07/15/2032	300,178	0.2
250,000(1)	Dryden Senior Loan Fund 2017-47A A2, 1.587%, (US0003M + 1.350%), 04/15/2028	249,472	0.1
360,000(1)	Dryden XXVIII Senior Loan Fund 2013-28A A1LR, 1.421%, (US0003M + 1.200%), 08/15/2030	360,036	0.2
250,000(1)	Eaton Vance Clo 2015-1A A2R Ltd., 1.468%, (US0003M + 1.250%), 01/20/2030	247,684	0.1
350,000(1)	Elevation CLO 2014-2A A1R Ltd., 1.467%, (US0003M + 1.230%), 10/15/2029	349,931	0.2
250,000(1)	Galaxy XIX CLO Ltd. 2015-19A A1R, 1.435%, (US0003M + 1.220%), 07/24/2030	249,999	0.1
259,975(1)	Grand Avenue CRE 2020-FL2 A Ltd., 2.609%, (US0001M + 2.450%), 03/15/2035	262,122	0.1
302,253(1)	Invitation Homes 2017-SFR2 A Trust, 1.003%, (US0001M + 0.850%), 12/17/2036	302,444	0.2
576,793(1)	Invitation Homes 2018-SFR2 A Trust, 1.059%, (US0001M + 0.900%), 06/17/2037	579,624	0.3
640,155(1)	Invitation Homes 2018-SFR3 A Trust, 1.153%, (US0001M + 1.000%), 07/17/2037	642,406	0.3
750,000(1)	Kayne CLO 6 Ltd. 2019-6A A1, 1.598%, (US0003M + 1.380%), 01/20/2033	751,667	0.4
500,000(1)	Kayne CLO 7 Ltd. 2020-7A A1, 1.418%, (US0003M + 1.200%), 04/17/2033	500,129	0.2
310,000(1)	LoanCore 2019-CRE2 A Issuer Ltd., 1.289%, (US0001M + 1.130%), 05/09/2036	305,311	0.2
600,000(1)	Madison Park Funding XXXVII Ltd. 2019-37A A1, 1.537%, (US0003M + 1.300%), 07/15/2032	600,356	0.3
250,000(1)	Magnetite XII Ltd. 2015-12A ARR, 1.337%, (US0003M + 1.100%), 10/15/2031	250,007	0.1
500,000(1)	Marble Point CLO XIV Ltd. 2018-2A A1, 1.548%, (US0003M + 1.330%), 01/20/2032	499,573	0.2
850,000(1)	Marlette Funding Trust 2020-1A B, 2.380%, 03/15/2030	861,888	0.4
340,000(1)	Neuberger Berman Loan Advisers CLO 35 Ltd. 2019-35A A1, 1.558%, (US0003M + 1.340%), 01/19/2033	340,574	0.2
700,000(1)	Niagara Park Clo Ltd. 2019-B A4, 1.518%, (US0003M + 1.300%), 07/17/2032	700,385	0.3
250,000(1)	OCP Clo 2019-17A C1 Ltd., 1.968%, (US0003M + 1.750%), 07/20/2032	250,429	0.1
250,000(1)	Octagon Investment Partners 30 Ltd. 2017-1A A1, 1.538%, (US0003M + 1.320%), 03/17/2030	250,012	0.1
500,000(1)	Octagon Investment Partners 48 Ltd. 2020-3A A, 1.732%, (US0003M + 1.500%), 10/20/2031	501,161	0.2
250,000(1)	Octagon Investment Partners XIV Ltd. 2012-1A A1BR, 1.612%, (US0003M + 1.375%), 07/15/2029	249,136	0.1
250,000(1)	Octagon Investment Partners XV Ltd. 2013-1A A2R, 1.568%, (US0003M + 1.350%), 07/19/2030	248,867	0.1
600,000(1)	Octagon Loan Funding Ltd. 2014-1A ARR, 1.400%, (US0003M + 1.180%), 11/18/2031	600,006	0.3
500,000(1)	OHA Credit Funding 3 Ltd. 2019-3A A1, 1.538%, (US0003M + 1.320%), 07/20/2032	500,388	0.2
400,000(1)	OHA Credit Funding 4 Ltd. 2019-4A A1, 1.546%, (US0003M + 1.330%), 10/22/2032	400,487	0.2
500,000(1)	OHA Loan Funding 2015-1A A1R2 Ltd., 1.561%, (US0003M + 1.340%), 11/15/2032	500,570	0.2

Voya Short Term Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2020 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
250,000(1)	Palmer Square CLO 2013-2A AARR Ltd., 1.418%, (US0003M + 1.200%), 10/17/2031	$250,005	0.1
500,000(1)	Palmer Square CLO 2015-2A A1R2 Ltd., 1.318%, (US0003M + 1.100%), 07/20/2030	498,599	0.2
500,000(1)	Palmer Square CLO 2020-2A A1A Ltd., 1.904%, (US0003M + 1.700%), 07/15/2031	501,542	0.2
83,213(1)	SoFi Consumer Loan Program 2019-2 A Trust, 3.010%, 04/25/2028	84,155	0.1
100,739(1)	SoFi Consumer Loan Program 2019-3 A Trust, 2.900%, 05/25/2028	101,815	0.1
267,359(1)	SoFi Consumer Loan Program 2020-1 A Trust, 2.020%, 01/25/2029	270,223	0.1
590,000(1)	Sound Point CLO XXV Ltd. 2019-4A A1A, 1.637%, (US0003M + 1.400%), 01/15/2033	590,994	0.3
400,000(1)	Symphony CLO XXI Ltd. 2019-21A A, 1.617%, (US0003M + 1.380%), 07/15/2032	400,000	0.2
250,000(1)	THL Credit Wind River 2017-2A A CLO Ltd., 1.448%, (US0003M + 1.230%), 07/20/2030	249,999	0.1
400,000(1)	THL Credit Wind River 2019-2A A2 Clo Ltd., 1.887%, (US0003M + 1.650%), 01/15/2033	401,178	0.2
300,000(1)	Trafigura Securitisation Finance PLC 2018-1A A2, 3.730%, 03/15/2022	306,292	0.2
156,163	Verizon Owner Trust 2018-A A1A, 3.230%, 04/20/2023	158,252	0.1
		22,868,183	10.8

	Student Loan Asset-Backed Securities: 0.6%
90,967(1)	DRB Prime Student Loan Trust 2017-A A2B, 2.850%, 05/27/2042	92,394	0.0
217,753(1)	Laurel Road Prime Student Loan Trust 2018-B A2FX, 3.540%, 05/26/2043	222,955	0.1
300,000(1)	Navient Private Education Loan Trust 2014-AA A3, 1.759%, (US0001M + 1.600%), 10/15/2031	304,146	0.1
500,000(1)	Navient Private Education Refi Loan Trust 2019-FA A2, 2.600%, 08/15/2068	516,760	0.3
166,362(1)	Navient Private Education Refi Loan Trust 2020-GA A, 1.170%, 09/16/2069	167,697	0.1
		1,303,952	0.6

	Total Asset-Backed Securities
	(Cost $39,456,433)	39,853,346	18.9

U.S. GOVERNMENT AGENCY OBLIGATIONS: 0.3%
	Federal Home Loan Mortgage Corporation: 0.2%(4)
34,122	5.500%,01/01/2037	38,232	0.0
28,872	5.500%,08/01/2038	32,285	0.0
8,809	5.500%,10/01/2038	9,851	0.0
4,657	5.500%,10/01/2038	5,204	0.0
193,658	5.500%,11/01/2038	223,601	0.1
105,687	5.500%,02/01/2039	118,197	0.1
		427,370	0.2

	Uniform Mortgage-Backed Securities: 0.1%
62,453	5.000%,03/01/2027	65,538	0.0
105,487	5.000%,07/01/2034	121,428	0.1
		186,966	0.1

	Total U.S. Government Agency Obligations
	(Cost $581,157)	614,336	0.3

	Total Long-Term Investments
	(Cost $202,450,520)	204,857,571	97.0

SHORT-TERM INVESTMENTS: 0.6%
	Repurchase Agreements: 0.4%
743,988(5)	RBC Dominion Securities Inc., Repurchase Agreement dated 12/31/20, 0.08%, due 01/04/21 (Repurchase Amount $743,995, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.000%, Market Value plus accrued interest $758,868, due 01/05/21-12/20/50)
	(Cost $743,988)	743,988	0.4

Voya Short Term Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2020 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Mutual Funds: 0.2%
511,009(6)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.000%
	(Cost $511,009)	$511,009	0.2

	Total Short-Term Investments
	(Cost $1,254,997)	1,254,997	0.6

	Total Investments in Securities (Cost $203,705,517)	$206,112,568	97.6
	Assets in Excess of Other Liabilities	5,093,799	2.4
	Net Assets	$211,206,367	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Security, or a portion of the security, is on loan.
(3)	Variable rate security. Rate shown is the rate in effect as of December 31, 2020.
(4)	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
(5)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(6)	Rate shown is the 7-day yield as of December 31, 2020.

Reference Rate Abbreviations:
US0001M	1-month LIBOR
US0003M	3-month LIBOR
SOFR30A	30-Day Secured Overnight Financing Rate

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of December 31, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at December 31, 2020
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$–	$96,280,552	$–	$96,280,552
Collateralized Mortgage Obligations	–	14,449,439	–	14,449,439
Asset-Backed Securities	–	39,853,346	–	39,853,346
Commercial Mortgage-Backed Securities	–	39,255,497	–	39,255,497
U.S. Government Agency Obligations	–	614,336	–	614,336
U.S. Treasury Obligations	–	14,404,401	–	14,404,401
Short-Term Investments	511,009	743,988	–	1,254,997
Total Investments, at fair value	$511,009	$205,601,559	$–	$206,112,568

Voya Short Term Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2020 (Unaudited) (Continued)

Other Financial Instruments+
Futures	57,109	–	–	57,109
Total Assets	$568,118	$205,601,559	$–	$206,169,677
Liabilities Table
Other Financial Instruments+
Futures	$(47,290)	$–	$–	$(47,290)
Total Liabilities	$(47,290)	$–	$–	$(47,290)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At December 31, 2020, the following futures contracts were outstanding for Voya Short Term Bond Fund:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury 10-Year Note	9	03/22/21	$1,242,703	$966
U.S. Treasury 2-Year Note	274	03/31/21	60,547,578	56,143
			$61,790,281	$57,109
Short Contracts:
U.S. Treasury 5-Year Note	(181)	03/31/21	(22,835,695)	(47,290)
			$(22,835,695)	$(47,290)

At December 31, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $204,145,503.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$3,149,882
Gross Unrealized Depreciation	(1,172,998)
Net Unrealized Appreciation	$1,976,884